Fees Summary	Feb. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,767,000
Previously Paid Amount	0.00
Total Fee Amount	882.93
Total Offset Amount	0.00
Net Fee	882.93
Narrative - Max Aggregate Offering Price	$ 5,767,000
Final Prospectus	true